Investment Objectives and Goals - T. Rowe Price Limited Duration Inflation Focused Bond Fund, Inc.	Jul. 25, 2025
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks a level of income that is consistent with the current rate of inflation.